Summary of Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial liabilities measured at fair value:
Deferred compensation plan, Carrying value	$ 19,740	$ 19,259		$ 9,078
Deferred compensation plan, Fair value	19,740	19,259		9,078
Contingent consideration, Carrying value	2,475	2,262		0
Contingent consideration, Fair value	2,475	2,262		0
Financial assets not measured at fair value:
Cash and cash equivalents, Carrying value	34,910	36,480	$ 40,094	84,091	$ 50,272	$ 29,597
Cash and cash equivalents, Fair value	34,910	36,480		84,091
Restricted cash, Carrying value	15,045	9,076	$ 13,178	9,752	$ 5,684	$ 3,337
Restricted cash, Fair value	15,045	9,076		9,752
Accounts receivable, net, Carrying value	7,141	5,127		16
Accounts receivable, net, Fair value	7,141	5,127		16
Investments in unconsolidated entities, Carrying value	500	500		500
Investments in unconsolidated entities, Fair value	500	500
Financial liabilities not measured at fair value:
Accounts payable and accrued expenses, Carrying value	18,648	20,529		11,601
Accounts payable and accrued expenses, Fair value	18,648	20,529		11,601
Due to affiliates, Carrying value	3,999	4,272
Due to affiliates, Fair value	3,999	4,272
Other liabilities, Carrying value	13,979	9,076		9,752
Other liabilities, Fair value	13,979	9,076		9,752
Notes payable, Carrying value	13,513	11,947		0
Notes payable, Fair value	$ 13,613	$ 12,040		$ 0
Maximum
Financial liabilities not measured at fair value:
Maximum maturity period of financial assets	90 days	90 days
Ashford Trust OP
Financial assets not measured at fair value:
Due from related parties, Carrying value	$ 11,376	$ 13,346
Due from related parties, Fair value	11,376	13,346
Braemar OP
Financial assets not measured at fair value:
Due from related parties, Carrying value	96	1,738
Due from related parties, Fair value	$ 96	$ 1,738